Lease (Tables)	12 Months Ended
Sep. 30, 2023
Lease [Abstract]
Schedule of ROU Assets and Liabilities	As of September 30, 2023 and 2022, the balances of ROU assets and liabilities, along with other information, are presented in the following table:
	September 30, 2023	September 30, 2022
Assets
Operating leases	$141,772	$5,571
Total right-of-use asset	$141,772	$5,571
	September 30, 2023	September 30, 2022
Liabilities
Operating leases	$(116,895)	$(89,917)
Lease Liability-current	(104,000)	(89,917)
Lease Liability-Non current	(12,895)	-
Total lease liability	$(116,895)	$(89,917)

Schedule of Future Rental Income	The following table presents the Company's remaining lease liability by maturity as of September 30, 2023:
For the year ending September 30, 2023	Operating Leases
2024 lease payments	$118,171
Less: imputed interest	1,276
Total	$116,895

Schedule of Future Rental Income	As of September 30, 2023, the future rental income is as follows:
As of September 30, 2023
Remainder of 2024	$53,167
Total	$53,167